SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advertising expenses:
Advertising expenses	$ 20,848	$ 28,047	$ 25,582
Severance pay:
Severance pay expense	$ 2,048	$ 1,813	$ 1,576
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS	1,272,781	1,060,000	804,000
Minimum [Member]
Recognition of additional lease liabilities under adoption of ASU 2018-11	$ 70,000
Maximum [Member]
Recognition of additional lease liabilities under adoption of ASU 2018-11	$ 80,000